Fundamentals First ETF
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 76.6%	Shares	Value
Communications - 2.4%
Alphabet, Inc. - Class C	525	$150,601

Consumer Discretionary - 3.8%
Cie Generale des Etablissements Michelin SCA	1,990	67,141
Climb Global Solutions, Inc.	1,953	38,709
McDonald's Corp.	274	85,156
Texas Roadhouse, Inc.	283	46,735
		237,741

Consumer Staples - 2.3%
Church & Dwight Co., Inc.	347	32,382
Dollarama, Inc.	930	114,139
		146,521

Energy - 15.9%
APA Corp.	1,123	47,660
Chord Energy Corp.	341	48,483
Dorchester Minerals LP	2,005	54,335
Enbridge, Inc.	1,029	55,710
Energy Transfer LP	4,242	81,871
Enterprise Products Partners LP	2,740	103,681
Gaztransport Et Technigaz SA	263	61,771
Global Partners LP	1,575	66,307
Gulf Keystone Petroleum Ltd.	17,110	48,237
Keyera Corp.	880	34,040
Kinder Morgan, Inc.	2,249	75,409
Magnolia Oil & Gas Corp. - Class A	1,659	52,375
Pembina Pipeline Corp.	1,039	46,506
TotalEnergies SE	1,165	105,992
Vermilion Energy, Inc.	2,068	28,497
Western Midstream Partners LP	2,310	95,103
		1,005,977

Financials - 7.0%
Banco del Bajio SA (a)	8,520	26,331
CME Group, Inc.	213	62,910
Commonwealth Bank of Australia	280	32,397
FB Financial Corp.	945	49,083
Plumas Bancorp	1,644	80,260
Sabre Insurance Group PLC (a)	16,740	34,654
SpareBank 1 SR-Bank ASA	3,770	81,957
Wintrust Financial Corp.	530	73,638
		441,230

Health Care - 4.6%
IRadimed Corp.	571	54,964
Mettler-Toledo International, Inc. (b)	63	79,456
Novartis AG - ADR	735	112,271
Straumann Holding AG	280	28,714
Zoetis, Inc.	128	15,131
		290,536

Industrials - 19.0%
Cummins, Inc.	109	58,644
Eaton Corp. PLC	138	49,359
Emerson Electric Co.	326	42,713
Fastenal Co.	1,058	49,091
Graco, Inc.	287	24,295
Grupo Aeroportuario del Pacifico SAB de CV - ADR	363	89,614
Honeywell International, Inc.	163	36,843
Hubbell, Inc.	210	103,055
ITT, Inc.	388	73,926
Lincoln Electric Holdings, Inc.	199	49,567
Nordson Corp.	189	50,285
Norfolk Southern Corp.	136	39,032
Parker-Hannifin Corp.	147	131,600
Schneider Electric SE	330	87,386
Snap-on, Inc.	283	102,791
Tennant Co.	346	22,974
Toromont Industries Ltd.	670	93,803
WW Grainger, Inc.	84	91,628
		1,196,606

Materials - 6.2%
AptarGroup, Inc.	357	44,989
Ecolab, Inc.	183	48,682
Givaudan SA - ADR	745	50,518
Labrador Iron Ore Royalty Corp.	2,010	42,365
Linde PLC	213	105,597
Sherwin-Williams Co.	241	77,253
Solstice Advanced Materials, Inc.	59	4,493
Treatt PLC	6,410	16,680
		390,577

Technology - 13.1%
Agilysys, Inc. (b)	659	46,881
Automatic Data Processing, Inc.	294	59,735
Fiserv, Inc. (b)	1,069	59,650
Garmin Ltd.	210	48,722
KLA Corp.	127	186,996
Lam Research Corp.	727	155,331
Microsoft Corp.	37	13,696
Paychex, Inc.	595	54,812
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	588	198,715
		824,538

Utilities - 2.3%
Atmos Energy Corp.	465	85,895
Chesapeake Utilities Corp.	462	58,383
		144,278
TOTAL COMMON STOCKS (Cost $4,142,979)		4,828,605

EXCHANGE TRADED FUNDS - 12.4%	Shares	Value
iShares iBonds Dec 2026 Term Corporate ETF	3,239	78,513
iShares iBonds Dec 2027 Term Corporate ETF	3,255	78,901
iShares iBonds Dec 2028 Term Corporate ETF	3,097	78,447
iShares iBonds Dec 2029 Term Corporate ETF	3,412	79,363
iShares iBonds Dec 2030 Term Corporate ETF	3,601	78,826
iShares iBonds Dec 2031 Term Corporate ETF	3,780	79,115
iShares iBonds Dec 2032 Term Corporate ETF	3,139	79,323
iShares iBonds Dec 2033 Term Corporate ETF	3,176	82,100
State Street SPDR ICE Preferred Securities ETF	2,283	70,408
VanEck Preferred Securities ex Financials ETF	4,394	77,071
TOTAL EXCHANGE TRADED FUNDS (Cost $784,379)		782,067

REAL ESTATE INVESTMENT TRUSTS - 3.5%	Shares	Value
Real Estate - 3.5%
Community Healthcare Trust, Inc.	1,302	20,689
Getty Realty Corp.	1,114	35,425
Precinct Properties New Zealand Ltd. (b)	28,440	16,915
Primaris Real Estate Investment Trust	6,013	74,563
Tanger, Inc.	2,152	73,125
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $214,971)		220,717

BUSINESS DEVELOPMENT COMPANIES - 0.5%	Shares	Value
Gladstone Investment Corp.	2,446	34,733
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $34,075)		34,733

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 6.9%	Shares	Value
JPMorgan 100% US Treasury Securities Money Market Fund - Class Capital, 3.56% (c)	432,822	432,822
TOTAL MONEY MARKET FUNDS (Cost $432,822)		432,822

TOTAL INVESTMENTS - 99.9% (Cost $5,609,226)		6,298,944
Other Assets in Excess of Liabilities - 0.1%		3,399
TOTAL NET ASSETS - 100.0%		$6,302,343

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
LP - Limited Partnership
PLC - Public Limited Company

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of March 31, 2026, the value of these securities total $60,985 or 1.0% of the Fund’s net assets.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Fundamentals First ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$4,828,605	$–	$–	$4,828,605
Exchange Traded Funds	782,067	–	–	782,067
Real Estate Investment Trusts	220,717	–	–	220,717
Business Development Companies	34,733	–	–	34,733
Money Market Funds	432,822	–	–	432,822
Total Investments	$6,298,944	$–	$–	$6,298,944

Refer to the Schedule of Investments for further disaggregation of investment categories.